Bonds, mortgages and other long-term debt (Details Narrative) - USD ($)			1 Months Ended				6 Months Ended		12 Months Ended
	Jul. 12, 2023	Jul. 10, 2023	Mar. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Nov. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 01, 2024	Jan. 11, 2024	Jan. 09, 2024	Jul. 11, 2023
Short-Term Debt [Line Items]
Amortization of debt discount							$ 557,000	$ 143,000
Convertible promissory note							9,313,000		$ 1,519,000
Conversion of debt, amount							10,725,000
Private Placement | L1 Capital Global Opportunities Master Fund
Short-Term Debt [Line Items]
Unamortized debt discount							1,009,178
Carrying value							5,101,129
Amortization of debt discount							$ 246,825
Private placement					$ 10,000,000
Private placement, description of transaction					divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 30 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily volume weighted average price
Conversion of debt, shares issued							3,317,720
Unamortized debt discount							$ 998,871
Private Placement | L1 Capital Global Opportunities Master Fund | Third L1 Amendment
Short-Term Debt [Line Items]
Amortization of debt discount			$ 542,262
Private placement										$ 5,000,000
Convertible promissory note										5,000,000
Convertible promissory note, additional information			convertible into SEALSQ’s Ordinary Shares, and (ii) 768,679 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Debt issue cost, legal expenses			$ 53,184
Commissions to placement agent			250,000
Additional closing fees			125,000
Equity instrument, fair value										$ 553,449
Date of grant, market price										$ 1.98
Fair value of debt										$ 4,549,701
Debt discount, debit			270,303
Debt to APIC			32,881
Total debt discount			$ 937,565
Private placement, available borrowings							5,000,000
Private Placement | L1 Capital Global Opportunities Master Fund | Second L1 Amendment
Short-Term Debt [Line Items]
Private placement										10,000,000
Private placement, description of transaction			divided into two equal tranches, in the form of Senior Unsecured Original Issue 2.5% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 5.5 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 93% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55
Private Placement | L1 Capital Global Opportunities Master Fund | Second Tranche Funded
Short-Term Debt [Line Items]
Amortization of debt discount				$ 668,882
Private placement											$ 5,000,000
Convertible promissory note											$ 5,000,000
Convertible promissory note, additional information				convertible into SEALSQ’s Ordinary Shares, and (ii) 1,144,339 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance											45,000,000
Debt issue cost, legal expenses				$ 70,279
Commissions to placement agent				250,000
Additional closing fees				200,000
Equity instrument, fair value											$ 709,490
Date of grant, market price											$ 1.60
Fair value of debt											$ 4,594,061
Debt discount, debit				277,433
Debt to APIC				42,846
Total debt discount				$ 1,146,315
Conversion of debt, amount							3,900,000
Private placement, available borrowings							1,100,000
Private Placement | L1 Capital Global Opportunities Master Fund | First L1 Amendment
Short-Term Debt [Line Items]
Private placement												$ 10,000,000
Private placement, description of transaction				divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 4 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 92% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55
Private Placement | L1 Capital Global Opportunities Master Fund | First Tranche
Short-Term Debt [Line Items]
Unamortized debt discount									705,572
Amortization of debt discount	$ 563,112								210,290
Private placement	5,000,000
Convertible promissory note	$ 5,000,000
Convertible promissory note, additional information	convertible into SEALSQ’s Ordinary Shares, and (ii) 122,908 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance	8,000,000
Debt issue cost, legal expenses	$ 114,832
Commissions to placement agent	250,000
Additional closing fees	200,000
Equity instrument, fair value	$ 632,976
Date of grant, market price	$ 11.42
Fair value of debt	$ 4,987,363
Debt discount, debit	323,744
Debt to APIC	41,088
Total debt discount	$ 1,086,856
Conversion of debt, amount							1,000,000		$ 4,000,000
Conversion of debt, shares issued									3,940,630
Private Placement | Anson Investments Master Fund
Short-Term Debt [Line Items]
Unamortized debt discount							1,204,299
Amortization of debt discount							$ 200,923
Private placement													$ 10,000,000
Private placement, description of transaction					divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) USD 30 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 92% of the lowest daily VWAP of the Ordinary Shares during the ten trading days immediately preceding the notice of partial or full conversion of the Note, with a floor price of USD 2.50. The covenants include the requirement for the Group to maintain a minimum cash balance of USD 4 million and to ensure that indebtedness of the Group does not exceed 15% of the average market capitalization
Conversion of debt, shares issued							3,970,104
Private Placement | Anson Investments Master Fund | Second Anson Amendment
Short-Term Debt [Line Items]
Private placement										$ 10,000,000
Private placement, description of transaction			divided into two equal tranches, in the form of Senior Unsecured Original Issue 2.5% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 5.5 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 93% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55
Private Placement | Anson Investments Master Fund | First Anson Amendment
Short-Term Debt [Line Items]
Private placement												$ 10,000,000
Private placement, description of transaction				divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 4 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 92% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55
Private Placement | Anson Investments Master Fund | Third L1 Amendment
Short-Term Debt [Line Items]
Unamortized debt discount							$ 787,720
Carrying value							4,212,280
Amortization of debt discount			$ 542,262
Convertible promissory note			$ 5,000,000
Convertible promissory note, additional information			convertible into SEALSQ’s Ordinary Shares, and (ii) 768,679 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Debt issue cost, legal expenses			$ 38,184
Commissions to placement agent			250,000
Additional closing fees			125,000
Equity instrument, fair value			$ 553,449
Date of grant, market price			$ 1.98
Fair value of debt			$ 4,549,701
Debt discount, debit			256,930
Debt to APIC			31,254
Total debt discount			924,192
Private placement, available borrowings							5,000,000
Proceeds from issuance of private placement			$ 5,000,000
Private Placement | Anson Investments Master Fund | Second Tranche Funded
Short-Term Debt [Line Items]
Amortization of debt discount				$ 668,868
Convertible promissory note				$ 5,000,000
Convertible promissory note, additional information				convertible into SEALSQ’s Ordinary Shares, and (ii) 1,144,339 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance				45,000,000
Debt issue cost, legal expenses				$ 55,279
Commissions to placement agent				250,000
Additional closing fees				200,000
Equity instrument, fair value				$ 709,490
Date of grant, market price				$ 1.60
Fair value of debt				$ 4,594,171
Debt discount, debit				264,441
Debt to APIC				40,838
Total debt discount				1,133,309
Conversion of debt, amount							5,000,000
Proceeds from issuance of private placement				$ 5,000,000
Private Placement | Anson Investments Master Fund | First Tranche
Short-Term Debt [Line Items]
Unamortized debt discount									$ 708,062
Amortization of debt discount					$ 563,112				198,984
Convertible promissory note					$ 5,000,000
Convertible promissory note, additional information					convertible into SEALSQ’s Ordinary Shares, and (ii) 122,908 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance					8,000,000
Debt issue cost, legal expenses					$ 64,832
Commissions to placement agent					250,000
Additional closing fees					200,000
Equity instrument, fair value					$ 632,976
Date of grant, market price					$ 11.42
Fair value of debt					$ 4,987,363
Debt discount, debit					279,375
Debt to APIC					35,457
Total debt discount					1,042,487
Conversion of debt, amount							825,000		$ 4,175,000
Conversion of debt, shares issued									3,996,493
Proceeds from issuance of private placement					$ 5,000,000
New ordinary shares issued		8,184
Total issue of ordinary shares									4,004,677
Production Capacity Investment Loan Agreement
Short-Term Debt [Line Items]
Proceeds from loan agreement						$ 2,000,000
Unamortized debt discount						$ 511,128	266,044
Note payable							2,000,000
Carrying value							$ 1,733,956
Amortization of debt discount									$ 80,160